UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Oscar S. Schafer             New York, NY            02/16/2010
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    37
                                                -------------

Form 13F Information Table Value Total:              $762,642
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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
                                                      FORM 13F INFORMATION TABLE
         COLUMN 1            COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

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                             TITLE OF                     VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

AFLAC INC                    COM            001055 10 2   26,825      580,000  SH         Sole                580,000

APPLE INC                    COM            037833 10 0    5,268       25,000  SH         Sole                 25,000

ATLAS ENERGY INC             COM            049298 10 2    4,370      145,000  SH         Sole                145,000

BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT 05967A 10 7   18,819    1,350,000  SH         Sole              1,350,000

BROCADE COMMUNICATIONS SYS I COM NEW        111621 30 6    9,538    1,250,000  SH         Sole              1,250,000

CARTER INC                   COM            146229 10 9   32,813    1,250,000  SH         Sole              1,250,000

CB RICHARD ELLIS GROUP INC   CL A           12497T 10 1    7,735      570,000  SH         Sole                570,000

CONSECO INC                  COM NEW        208464 88 3   12,369    2,473,700  SH         Sole              2,473,700

COVANTA HLDG CORP            COM            22282E 10 2   14,821      819,275  SH         Sole                819,275

CROWN HOLDINGS INC           COM            228368 10 6   32,315    1,263,300  SH         Sole              1,263,300

CVS CAREMARK CORPORATION     COM            126650 10 0   38,088    1,182,500  SH         Sole              1,182,500

DEVON ENERGY CORP NEW        COM            25179M 10 3   28,627      389,485  SH         Sole                389,485

DIRECTV                      COM CL A       25490A 10 1   18,826      564,500  SH         Sole                564,500

ENDO PHARMACEUTICALS HLDGS I COM            29264F 20 5   16,416      800,000  SH         Sole                800,000

ENZON PHARMACEUTICALS INC    COM            293904 10 8   10,530    1,000,000  SH         Sole              1,000,000

FIDELITY NATL INFORMATION SV COM            31620M 10 6   37,785    1,612,000  SH         Sole              1,612,000

FLAMEL TECHNOLOGIES SA       SPONSORED ADR  338488 10 9   46,221    6,246,047  SH         Sole              6,246,047

IMPAX LABORATORIES INC       COM            45256B 10 1   20,415    1,500,000  SH         Sole              1,500,000

ISHARES TR INDEX             RUSSELL 2000   464287 65 5      731      850,000  SH  Put    Sole                850,000

ISHARES TR INDEX             S&P 500 INDEX  464287 20 0      656       47,500  SH  Put    Sole                 47,500

LENDER PROCESSING SVCS INC   COM            52602E 10 2   36,950      908,748  SH         Sole                908,748

MAKO SURGICAL CORP           COM            560879 10 8    1,223      110,200  SH         Sole                110,200

MEDIVATION INC               COM            58501N 10 1   45,575    1,210,500  SH         Sole              1,210,500

NCR CORP NEW                 COM            62886E 10 8    2,337      210,000  SH         Sole                210,000

POWERSHARES QQQ TRUST        UNIT SER 1     73935A 10 4      494    1,050,000  SH  Put    Sole              1,050,000

OLIN CORP                    COM PAR $1     680665 20 5    9,110      520,000  SH         Sole                520,000

PRECISION CASTPARTS CORP     COM            740189 10 5   15,899      144,078  SH         Sole                144,078

QUALCOMM INC                 COM            747525 10 3   28,450      615,000  SH         Sole                615,000

REGAL ENTMT GROUP            CL A           758766 10 9   31,193    2,160,200  SH         Sole              2,160,200

SHIRE PLC                    SPONSORED ADR  82481R 10 6   38,552      656,767  SH         Sole                656,767

SUNCOR ENERGY INC NEW        COM            867224 10 7   30,896      875,000  SH         Sole                875,000

TIME WARNER INC              COM NEW        887317 30 3   23,827      817,665  SH         Sole                817,665

TRANSDIGM GROUP INC          COM            893641 10 0   25,113      528,800  SH         Sole                528,800

ULURU INC                    COM            90403T 10 0    2,571   11,687,415  SH         Sole             11,687,415

VERISIGN INC                 COM            92343E 10 2   20,783      857,367  SH         Sole                857,367

WYNDHAM WORLDWIDE CORP       COM            98310W 10 8   31,548    1,564,093  SH         Sole              1,564,093

YAHOO INC                    COM            984332 10 6   34,953    2,083,000  SH         Sole              2,083,000

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